Investment Strategy - Kurv Equity Option Income ETF	Jul. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies.

The Fund invests in ETFs advised by Kurv Investment Management LLC (the “Adviser”), the adviser to the Fund (the “Underlying Kurv ETFs”). Each Underlying Kurv ETF in which the Fund may invest seeks to generate income or total return through an options strategy while also providing exposure to (i) the share price of a particular operating company (ii) the performance of a portfolio of operating companies, (iii) the performance of a particular metal, such as gold or silver, or (iv) the performance of a portfolio of fixed income securities (in each case, an “Underlying Reference Asset”). In selecting the Underlying Reference Assets, including the particular operating companies, to have exposure to, the Adviser applies quantitative and qualitative analysis in determining the appropriate allocations among the Underlying Kurv ETFs. Underlying Kurv ETFs providing exposure to metals will be used primarily for hedging purposes, while Underlying Kurv ETFs providing exposure to fixed income securities will primarily be used for liquidity and cash management purposes. Because of the options strategies employed an Underlying Kurv ETF, an Underlying Kurv ETF participates partially in potential investment gains associated with its Underlying Reference Asset. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying Kurv ETFs invests.

Derivatives are primarily used as substitutes for the Underlying Reference Asset because they are expected to produce returns that are substantially similar to those of the Underlying Reference Asset. Derivatives used by the Underlying Kurv ETFs are expected to produce a significant portion of an Underlying Kurv ETF’s returns. The Underlying Kurv ETFs do not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty. However, some Underlying Kurv ETFs may invest directly in the Underlying Reference Asset.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments and options on such ETFs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Underlying Kurv ETFs may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Underlying Kurv ETFs primarily use option contracts on the Underlying Reference Asset, including FLEX options, to gain exposure to the Underlying Reference Asset. The value of option contracts on the Underlying Reference Asset should closely track changes in the Underlying Reference Asset’s prices.

The Underlying Kurv ETFs may gain long exposure via purchasing shares of the Underlying Reference Asset or creating a synthetic long position. To achieve a synthetic long exposure, the Underlying Kurv ETFs may gain exposure through buying call options of the Underlying Reference Asset and, simultaneously, sells put options of the Underlying Reference Asset with the same expiries and strike prices to try to replicate the price movements of the Underlying Reference Asset. The combination of the long call options and sold put options seek to provide the Underlying Kurv ETFs with investment exposure to the Underlying Reference Asset for the duration of the application option exposure. The synthetic long position to the Underlying Reference Asset will not exceed 200% of net asset value.

The Underlying Kurv ETFs may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Underlying Kurv ETF’s prospectuses or Statements of Additional Information.

As part of each Underlying Kurv ETF’ strategy, the Underlying Kurv ETFs may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, each Underlying Kurv ETF may write (sell) call option contracts on the Underlying Reference Asset to generate income. If an Underlying Kurv ETF gains long exposure synthetically, since it does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). The Underlying Kurv ETFs will seek to participate in the share price appreciation of the Underlying Reference Asset, if any. However, due to the nature of covered call strategies, an Underlying Kurv ETFs’ participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by an Underlying Kurv ETF will generally have 1- month or less expiration dates (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current share price of the Underlying Reference Asset.

Any amount of covered call writing above the and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Reference Asset’s call option contracts will limit an Underlying Kurv ETF’s participation in the appreciation in the Underlying Reference Asset’s price. If the price of the Underlying Reference Asset increases, the above-referenced synthetic and/or holding the Underlying Reference Asset directly would allow the Underlying Kurv ETF to experience similar percentage gains. However, if the Underlying Reference Asset’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Underlying Kurv ETF will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Underlying Kurv ETF’s synthetic and long Underlying Reference Asset exposure. As a result, an Underlying Kurv ETF’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Reference Asset and the sold (short) the Underlying Reference Asset’s call positions) will limit the Underlying Kurv ETF’s participation in gains in the Underlying Reference Asset’s price beyond a certain point.

When an Underlying Kurv ETF engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security, however, an Underlying Kurv ETF may write call options for an amount in excess of the value of a security position in the Underlying Kurv ETF’s portfolio.

Uncovered Call and/or Put Writing

The Underlying Kurv ETFs may also write (i.e., sell) uncovered call options on securities or instruments in which they may invest but that are not currently held by the Underlying Kurv ETF. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Reference Asset. When writing uncovered call options, an Underlying Kurv ETF must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Underlying Kurv ETF’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no Underlying Reference Asset held by the Underlying Kurv ETF that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, an Underlying Kurv ETF must purchase the Underlying Reference Asset to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Underlying Kurv ETFs will lose the difference.

The Underlying Kurv ETFs also may write (i.e., sell) uncovered put options on securities or instruments in which they may invest but with respect to which the Underlying Kurv ETF does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. An Underlying Kurv ETF has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Underlying Kurv ETF will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Underlying Kurv ETFs may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Reference Asset’s share price, while still generating net premium income. In a call option spread, an Underlying Kurv ETF may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, an Underlying Kurv ETF may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Underlying Kurv ETFs may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of the Underlying Reference Asset’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, an Underlying Kurv ETF may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Underlying Kurv ETFs may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Reference Asset share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Underlying Kurv ETFs may purchase call options to seek to gain price appreciation from the Underlying Reference Asset’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The Underlying Kurv ETFs intend to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Underlying Kurv ETFs generally utilize European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Reference Asset may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of an Underlying Kurv ETF’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Underlying Kurv ETF with a view toward enhancing the Underlying Kurv ETF’s total return.

The Underlying Kurv ETFs primarily invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Underlying Kurv ETFs may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Underlying Kurv ETFs may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Underlying Kurv ETFs may also enter into reverse repurchase agreements. An Underlying Kurv ETF may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Underlying Kurv ETFs may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Underlying Kurv ETFs may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. An Underlying Kurv ETFs may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to an Underlying Kurv ETF’s fixed income investments, the Underlying Kurv ETF may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, an Underlying Kurv ETFs may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to an Underlying Kurv ETF’s fixed income investments, the Underlying Kurv ETF may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to an Underlying Kurv ETF’s fixed income investments, the Underlying Kurv ETF will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. An Underlying Kurv ETF may also invest up to 15% of its total assets in Preferred Securities Instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities or derivatives on equity securities, or in Underlying Kurv ETFs that invest in equity securities or derivatives on equity securities. For the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds or look through to the notional value held by the Underlying Kurv ETFs.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Reference Asset.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER(S).

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities or derivatives on equity securities, or in Underlying Kurv ETFs that invest in equity securities or derivatives on equity securities.